Lease - Amounts recognised in income statement and cash flows statement (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Leases
Interest expense (included in net finance cost)	R 1,669	R 1,557	R 1,451
Expense relating to short-term leases	634	626	596
Expense relating to leases of low-value assets that are not shown above as short-term leases	73	82	87
Expense relating to variable lease payments not included in lease liabilities (included in other operating expenses and income)	55	56	49
Total cash outflow on leases	R 4,978	R 4,499	R 4,159